Loans and Allowance for Credit Losses, Nonaccrual (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 21,304	$ 26,242
Commercial and Industrial Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	2,142	3,213
Commercial Real Estate Mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	4,085	5,227
Commercial Real Estate Construction [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,890	2,676
Lease Financing [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	53	108
Foreign Loans [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	47	127
Total Commercial [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	8,217	11,351
Real estate 1-4 family first mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	10,913	12,289
Real estate 1-4 family junior lien mortgage [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	1,975	2,302
Other revolving credit and installment [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	199	300
Total Consumer [Member]
Nonaccrual Loans [Abstract]
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 13,087	$ 14,891